Shareholder Report	12 Months Ended
Sep. 30, 2024 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Managed Portfolio Series
Entity Central Index Key	0001511699
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2024
Institutional Class
Shareholder Report [Line Items]
Fund Name	Cove Street Capital Small Cap Value Fund
Class Name	Institutional Class
Trading Symbol	CSCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Cove Street Capital Small Cap Value Fund for the period of October 1, 2023, to September 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://covestreetfunds.com/resources. You can also request this information by contacting us at 1-866-497-0097.
Material Fund Change Notice [Text Block]	This report desscribes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-866-497-0097
Additional Information Website	https://covestreetfunds.com/resources
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Class	$127	1.26%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.26%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
We just capped off a disappointing fiscal year of performance. As the environment continues to unlove small-cap value stocks at large, we hold some delayed gratification positions as well as a handful of “that wasn’t good” holdings.
Public small-cap equity remains an unloved asset class with few players. We will repeat: that has historically been a setup for future success. We have a number of catalysts in place for specific performance in the intermediate term, as well as a collection of better businesses still selling at reasonable prices. We hope for more opportunities in the latter category in a market still mostly priced for perfection.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Institutional Class (without sales charge)	1.87	3.88	4.12
Bloomberg US Aggregate Equity Total Return Index	35.12	15.21	12.79
Russell 2000 Value Total Return	25.88	9.29	8.22

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://covestreetfunds.com/resources for more recent performance information. Visit https://covestreetfunds.com/resources for more recent performance information.
Net Assets	$ 22,990,103
Holdings Count | $ / shares	32
Advisory Fees Paid, Amount	$ 58,109
Investment Company Portfolio Turnover	70.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of September 30, 2024)

Net Assets	$22,990,103
Number of Holdings	32
Net Advisory Fee	$58,109
Portfolio Turnover	70%

Holdings [Text Block]

Top 10 Issuers	(%)
Compass Minerals International, Inc.	7.3%
E.W. Scripps	6.9%
IAC, Inc.	5.9%
Research Solutions, Inc.	5.7%
Global Indemnity Group	5.6%
Climb Global Solutions, Inc.	5.2%
Lifecore Biomedical, Inc.	5.1%
Outfront Media, Inc.	4.8%
Red Violet, Inc.	3.7%
Tiptree, Inc.	3.4%

Top Sectors	(%)
Information Technology	23.9%
Materials	15.0%
Financials	14.3%
Communication Services	14.1%
Health Care	8.8%
Industrials	6.9%
Real Estate	4.8%
Consumer Discretionary	3.1%
Energy	1.0%
Cash & Other	8.1%

Material Fund Change [Text Block]
MATERIAL FUND CHANGES
On November 20, 2024, the Board approved a Plan of Liquidation (the “Plan”) to liquidate the Fund. The Board has determined that it is in the best interests of the Fund and its shareholders that it be closed to all new investments as of the close of business on November 22, 2024, and that all issued and outstanding shares of the Fund as of the close of business on January 6, 2025 (the “Effective Time”), are anticipated to be redeemed by the Trust.

Updated Prospectus Web Address	https://covestreetfunds.com/resources